Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Entity Registrant Name	CYTOMEDIX INC
Entity Central Index Key	0001091596
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Amendment Flag	true
Document Period End Date	Dec. 31, 2013
Amendment Description	Cytomedix, Inc. (the “Company”) previously filed a Registration Statement on Form S-3 (File No. 333-183703) with the U.S. Securities and Exchange Commission (the “SEC”) on August 31, 2012, as subsequently amended and declared effective on November 8, 2012 (the “Existing Registration Statement”), which registered shares of common stock for resale, from time to time, on behalf of certain selling shareholders. Subsequently, upon filing of its Annual Report on Form 10-K for the fiscal year ended December 31, 2012, the Company ceased being eligible to use Form S-3 in connection with the current offering. The Company is filing this Post-Effective Amendment No. 1 to the Existing Registration Statement (the “Post-Effective Amendment No. 1”) to, among other things, (i) include its updated audited financial statements for the fiscal year ended December 31, 2013, and (ii) update the sections, among others, titled “Prospectus Summary”, “Risk Factors”, “Management’s Discussion and Analysis of Financial Conditions and Results of Operations”, contained in the prospectus included herein. All filing fees payable in connection with the registration of these securities were previously paid in connection with the filing of the original registration statement.